SUBSEQUENT EVENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Schedule of black scholes option pricing model using assumptions

At March 31, 2025
Grant date share price	$5.64
Grant date exercise price	$4.79
Expected term	0.25 years
Expected volatility	74.1%
Risk-free rate	4.32%
Expected dividend rate	0%

Schedule of stock-based compensation

At March 31, 2025
Cash payment received from employee withholdings	$51,781
Cash from employee withholdings used to purchase shares under ESPP	—
Cash and ESPP employee withholding liability	$51,781

For the Three Months ended March 31, 2025
Cash from employee withholdings used to purchase ESPP shares	$—
Stock based compensation expense	21,644
Total increase to equity for three months ended March 31, 2025	$21,644

Schedule of warrants

	Number of Options	Weighted Average Exercise Price	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	1,387,775	$5.23	3.0	$—
Granted	—	$—	—	$—
Forfeited	(781,323)	$5.17	—	$—
Outstanding at December 31, 2024	606,452	$5.29	2.0	$514,394
Exercisable at December 31, 2024	442,445	$5.50	1.6	$296,145

Outstanding at December 31, 2024	606,452	$5.29	2.0	$514,394
Granted	—	$—	—	$—
Exercised/Forfeited/Expired	131,084	$5.39	—	$—
Outstanding at March 31, 2025	475,368	$5.27	2.3	$351,353
Exercisable at March 31, 2025	324,246	$5.76	1.9	$100,465

 Warrants

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	44,644	$7.70	0.7	$—
Warrants expired, forfeited, cancelled or exercised	(344,644)	$—	—	$—
Warrants issued	300,000	$3.00	—	$—
Outstanding at December 31, 2024	—	$—	—	$—
Exercisable at December 31, 2024	—	$—	—	$—

Outstanding at December 31, 2024	—	$—	—	$—
Warrants issued	—	$—	—	$—
Warrants expired, forfeited, cancelled or exercised	—	$—	—	$—
Outstanding at March 31, 2025	—	$—	—	$—
Exercisable at March 31, 2025	—	$—	—	$—

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	926,266	$5.74	3.3	$—
Granted	463,117	$4.22	4.35	—
Forfeited	(1,608)	$14.00	—	—
Outstanding at December 31, 2023	1,387,775	$5.23	3.0	—
Exercisable at December 31, 2023	581,324	$5.38	1.8	$—

Outstanding at December 31, 2023	1,387,775	$5.23	3.0	$—
Granted	—	$—	—	—
Forfeited	(781,323)	$5.17	—	—
Outstanding at December 31, 2024	606,452	$5.29	2.0	$514,394
Exercisable at December 31, 2024	442,445	$5.50	1.6	$296,145

Schedule of warrants

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	44,644	$7.70	0.7	$—
Warrants expired, forfeited, cancelled or exercised	(344,644)	$—	—	$—
Warrants issued	300,000	$3.00	—	$—
Outstanding at December 31, 2024	—	$—	—	$—
Exercisable at December 31, 2024	—	$—	—	$—

Outstanding at December 31, 2024	—	$—	—	$—
Warrants issued	—	$—	—	$—
Warrants expired, forfeited, cancelled or exercised	—	$—	—	$—
Outstanding at March 31, 2025	—	$—	—	$—
Exercisable at March 31, 2025	—	$—	—	$—

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	80,091	$8.63	0.8	—
Warrants expired, forfeited, cancelled or exercised	(102,947)	$—	—	—
Warrants issued	—	$—	—	—
Outstanding at December 31, 2023	44,644	$7.70	0.7	—
Exercisable at December 31, 2023	44,644	$7.70	0.7	—

Outstanding at December 31, 2023	44,644	$7.70	0.7	—
Warrants expired, forfeited, cancelled or exercised	(344,644)	$—	—	—
Warrants issued	300,000	$3.00	4.47	—
Outstanding at December 31, 2024	—	$—	—	—
Exercisable at December 31, 2024	—	$—	—	—